Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,758,000
Previously Paid Amount	0.00
Total Fee Amount	380.88
Total Offset Amount	0.00
Net Fee	380.88
Narrative - Max Aggregate Offering Price	$ 2,758,000
Final Prospectus	true